Net Other Operating (Income) Loss (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) Loss
Net other operating (income) loss includes the following:

Year ended Dec. 31	2023	2022	2021
Alberta Off-Coal Agreement	(40)	(40)	(40)
Liquidated damages recoverable	(6)	(12)	—
Insurance recoveries	(1)	(7)	—
Supplier, other contract settlements and other	—	1	34
Onerous contract provisions	—	—	14
Net other operating (income) loss	(47)	(58)	8